LONG-TERM DEBT - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) $ in Thousands							1 Months Ended
	Jun. 06, 2019	Mar. 27, 2019 USD ($) item	Aug. 19, 2016 USD ($) item	Aug. 09, 2016 USD ($) item	Jun. 06, 2016 USD ($) item	Mar. 17, 2016 USD ($) item	Mar. 27, 2019 USD ($) item	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 20, 2016
$235 Facility
Debt Instrument [Line Items]
Number of vessels collateralized | item			8
$30 LOC
Debt Instrument [Line Items]
Term of revolving line of credit										3 years
Diamond S Shipping
Debt Instrument [Line Items]
Amount of facility								$ 894,761	$ 646,688
Diamond S Shipping | $360 Facility
Debt Instrument [Line Items]
Amount of facility								341,250	0
Term of credit agreement		5 years
Term loan amount		$ 300,000					$ 300,000
Revolving loan		$ 60,000					$ 60,000	55,000
Number of vessels collateralized | item		25					25
Term of adjusted amortization schedule		17 years
Interest rate description		three-month interest period, plus a 2.65% interest rate margin
Interest rate margin		2.65%
Percentage of commitment fees		1.06%
Amount of revolving loan undrawn								5,000
Percentage of limits dividends payable adjusted		50.00%
Diamond S Shipping | $460 Facility
Debt Instrument [Line Items]
Amount of facility								262,248	315,368
Term of senior secured term loan facility					5 years
Term loan amount					$ 459,375
Number of vessels collateralized | item					26
Term of adjusted amortization schedule					17 years
Interest rate description	one-month interest period, plus a 2.80% interest rate margin
Interest rate margin					2.80%
Diamond S Shipping | $235 Facility
Debt Instrument [Line Items]
Amount of facility								180,231	186,923
Term of senior secured term loan facility			5 years
Term loan amount			$ 220,000
Revolving loan			$ 15,000					11,000
Number of vessels collateralized | item			8
Term of adjusted amortization schedule			17 years
Interest rate description			three-month interest period, plus a 2.75% interest rate margin
Interest rate margin			2.75%
Percentage of commitment fees			1.10%
Amount of revolving loan undrawn								538
Diamond S Shipping | $75 Facility
Debt Instrument [Line Items]
Amount of facility								58,125	61,875
Term of senior secured term loan facility						7 years
Term loan amount						$ 75,000
Number of vessels collateralized | item						2
Interest rate description						LIBOR plus a margin of 2.20%
Interest rate						2.20%
Diamond S Shipping | $66 Facility
Debt Instrument [Line Items]
Amount of facility				$ 66,000				52,907	56,199
Term of senior secured term loan facility				5 years
Number of vessels collateralized | item				2
Term of adjusted amortization schedule				15 years
Interest rate margin				3.25%
Percentage of limits dividends payable adjusted				75.00%
Diamond S Shipping | $20 LOC
Debt Instrument [Line Items]
Amount of facility								0	6,000
Diamond S Shipping | $30 LOC
Debt Instrument [Line Items]
Amount of facility								$ 0	$ 20,323
Term of senior secured term loan facility							3 years